Revenue - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
-Sales of lifestyle products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,036,676	8,055,414	8,464,669
- Retail sales in self-operated stores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	323,775	364,638	290,787
- Product sales to franchisees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,506,365	4,584,288	4,957,273
- Sales to distributors
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,509,840	2,683,829	3,067,207
- Online sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	663,197	308,455	138,284
- Other sales channels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	33,499	114,204	11,118
-License fees, sales-based royalties, and sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	658,378	587,644	612,602
- License fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,392	78,469	27,223
- Sales-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,848	82,444	94,374
- Sales-based management and consultation service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	488,138	426,731	491,005
-Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 376,605	¥ 335,928	¥ 317,640